SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13.       SUBSEQUENT EVENTS

The following reportable events occurred during the year ended November 30, 2012 to the date the financial statements were available to be issued on February 14, 2013:

On December 11, 2012, the Company formerly engaged BB&T Capital Markets ("BB&TCM") to act as the Company's exclusive financial advisor and agent in connection with developing strategic alternatives for the Company regarding debt financings, licensing of intellectual properties developed by the Company, equity raises, sale of intellectual properties, or other capital markets transactions that may develop over the course of a 24 month agreement.

The Company is to pay BB&TCM an advisory fee of three percent of the face amount of the financial transactions advised upon during the course of the engagement, due and payable at closing of any contemplated transactions under the engagement.

Additionally, the Company is to defend, indemnify and hold BB&TCM, its parent company, subsidiaries and affiliates and its and their directors, officers, employees, agents and successors and assigns harmless from and against any losses, suits, actions, claims, damages, costs and or other liabilities which any indemnified person may incur as a result of acting on behalf of the Company in connection with this engagement